Expenses for shipping activities - Disclosure of vessel operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Crew related expenses	$ (133,252)	$ (86,240)
Technical and other operating expenses	(99,434)	(73,036)
Insurance	(20,270)	(16,197)
Total vessel operating expenses	$ (252,956)	$ (175,473)